Summary of significant accounting policies - Security deposits (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Allowance for the doubtful accounts	$ 2,582,761	$ 2,582,761
Security deposits
Summary of significant accounting policies
Allowance for the doubtful accounts	$ 0	$ 691,099